Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule of Income tax provision	The effective income tax expense for the years ended September 30, 2012 and 2011 are as follows:
	2012	2011

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0